Employee benefit plans - Components of net periodic benefit cost (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee benefit plans
Service cost	€ 37,409	€ 40,213	€ 30,070
Net interest cost	10,794	10,452	13,908
Prior service cost	988	(244)
(Gains) losses from settlements	(374)	(331)	(4,754)
Net periodic benefit costs	€ 48,817	€ 50,090	€ 39,224